UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period:  June 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2013 (Unaudited)

CSC Small Cap Value Fund
			Shares	Value
COMMON STOCKS - 96.3%
Consumer Discretionary # - 28.9%
Barnes & Noble *			56,700	$904,932
Central Garden & Pet, Class A *			140,000	966,000
Cherokee			84,000	1,073,520
Coinstar *			19,300	1,132,331
Harman International Industries			23,100	1,252,020
HSN			18,600	999,192
Live Nation Entertainment *			67,050	1,039,275
Orient-Express Hotels, Class A *			102,800	1,250,048
R.G. Barry			75,606	1,227,841
Remy International			60,000	1,114,200
Ruby Tuesday *			124,800	1,151,904
Washington Post, Class B			1,000	483,770
				12,595,033

Energy - 10.3%
Approach Resources *			95,800	2,353,806
Carbon Natural Gas *(a)			550,000	330,000
Crosstex Energy			91,768	1,813,336
				4,497,142

Financial Services # - 25.2%
CoreLogic *			44,800	1,038,016
Fair Isaac			21,900	1,003,677
First Financial Bancorp			73,150	1,089,935
Forestar Group *			77,500	1,554,650
Global Cash Access Holdings *			257,600	1,612,576
Hallmark Financial Services *			121,546	1,110,931
Signature Group Holdings *			400,240	364,218
Symetra Financial			73,700	1,178,463
White Mountains Insurance Group			3,500	2,012,290
				10,964,756

Health Care - 2.2%
Teleflex			12,300	953,127

Materials & Processing - 2.4%
Greif, Class B			18,325	1,027,299

Producer Durables - 11.4%
GP Strategies *			44,000	1,048,080
GrafTech International *			133,600	972,608
Heritage-Crystal Clean *			56,588	826,751
SPX			29,600	2,130,608
				4,978,047

Technology - 15.9%
Avid Technology *			167,500	984,900
GSI Group *			134,100	1,078,164
NeuStar, Class A *			30,400	1,479,872
PMC-Sierra *			170,000	1,079,500
VeriFone Systems *			66,900	1,124,589
Westell Technologies, Class A *			491,100	1,173,729
				6,920,754

TOTAL COMMON STOCKS				41,936,158
(Cost $36,312,855)

SHORT-TERM INVESTMENT - 2.9%
Fidelity Institutional Government Portfolio, 0.01% ^
(Cost $1,270,326)			1,270,326	1,270,326

Total Investments - 99.2%
(Cost $37,583,181)				43,206,484
Other Assets and Liabilities, Net - 0.8%				327,134
Total Net Assets - 100.0%				$43,533,618

#	As of June 30,2013, the Fund had a significant portion of its assets invested in this sector and is therefore subject to additional risks.
* Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of June 30,2013, the fair value of this investment was $330,000 or 0.8% of total net assets. Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Carbon Natural Gas	550,000	02/12	$195,250

^ Variable Rate Security - The rate shown is the rate in effect as of June 30, 2013.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierachy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discusiion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2013:
	Level 1	Level 2	Level 3	Total
Common Stocks	$41,606,158	$330,000	-	$41,936,158
Short-Term Investment	1,270,326	-	-	1,270,326
Total Investments	$42,876,484	$330,000	-	$43,206,484

Transfers between levels are recognized at the end of the reporting period. During the period ended June 30, 2013, the Fund recognized no transfers to/from level 1 or 2. The fund did not invest in any Level 3 investments during the period

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

CSC Small Cap
Value Fund

Cost of investments	$ 37,583,181

Gross unrealized appreciation	6,495,462
Gross unrealized depreciation	(872,159)
Net unrealized appreciation	$ 5,623,303

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 19, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   August 19, 2013